Lease Arrangements - Minimum Lease Payments Expensed (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Leases By Lessee [Abstract]
Minimum lease payments	$ 4,243.1	$ 2,178.1